Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Intangible Assets

The Company’s intangible assets were as follows, as at:

	Goodwill	Trademarks	Software and licences	Dealer networks	Customer relationships	Total
January 31, 2019
Cost	$169.4	$199.8	$131.5	$109.3	$24.2	$634.2
Accumulated depreciation	—	—	84.3	52.3	18.9	155.5
Carrying amount	$169.4	$199.8	$47.2	$57.0	$5.3	$478.7

January 31, 2018
Cost	$116.0	$136.0	$114.1	$45.4	$24.6	$436.1
Accumulated depreciation	—	—	73.2	30.8	17.5	121.5
Carrying amount	$116.0	$136.0	$40.9	$14.6	$7.1	$314.6

February 1, 2017
Cost	$115.9	$136.0	$109.4	$47.3	$22.6	$431.2
Accumulated depreciation	—	—	70.3	29.4	14.4	114.1
Carrying amount	$115.9	$136.0	$39.1	$17.9	$8.2	$317.1

Summary of Changes in Company's Intangible Assets

The following table explains the changes in Company’s intangible assets during the year ended January 31, 2019:

	Carrying amount as at January 31, 2018	Additions	Business combinations	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2019 [a]
Goodwill	$116.0	$—	$53.5	$—	$(0.1)	$169.4
Trademarks	136.0	—	63.5	—	0.3	199.8
Software and licences	40.9	20.5	—	(14.2)	—	47.2
Dealer networks	14.6	—	46.6	(5.3)	1.1	57.0
Customer relationships	7.1	—	—	(1.8)	—	5.3
Total	$314.6	$20.5	$163.6	$(21.3)	$1.3	$478.7

[a] Leased software and licences of $0.7 million are included in the carrying amount.

The following table explains the changes in Company’s intangible assets during the year ended January 31, 2018:

	Carrying amount as at February 1, 2017 [a]	Additions	Business combinations	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2018 [b]
Goodwill	$115.9	$—	$—	$—	$0.1	$116.0
Trademarks	136.0	—	—	—	—	136.0
Software and licences	39.1	15.1	—	(13.5)	0.2	40.9
Dealer networks	17.9	—	—	(2.8)	(0.5)	14.6
Customer relationships	8.2	—	—	(1.7)	0.6	7.1
Total	$317.1	$15.1	$—	$(18.0)	$0.4	$314.6

[a] Leased software and licences of $1.3 million are included in the carrying amount.

[b] Leased software and licences of $1.2 million are included in the carrying amount.